Note 15 - Taxes (Details Textual)	6 Months Ended
Jun. 30, 2026
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	50.00%
US Related Gross Transportation Income That Tax Applies	4.00%